Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liabilites - cash outflow	SFr 602,044	SFr 575,618
Lease liabilities	567,396	550,245
Not later than one year
Lease liabilities
Lease liabilites - cash outflow	331,911	392,954
Later than one year and not later than five years
Lease liabilities
Lease liabilites - cash outflow	SFr 270,133	SFr 182,664